RELATED PARTY TRANSACTIONS AND BALANCES (Purchases from Related Parties) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Purchase of raw materials	$ 4,088,329	$ 37,222,184	$ 35,863,775
China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	379,275	4,778,993
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	$ 40,296	21,449,705	$ 32,011,217
Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials		4,811,590
CEEG (Nanjing) Special Transformer Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials		181
CEEG (Jiangsu) Insulated New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	$ 3,668,758	$ 6,181,715	$ 3,852,558